Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2023
Bonus Programs [Abstract]
Summary of Number of Shares Held by the Trust
As of December 31, 2023 and 2022, the changes in the number of shares held by the trust associated with the Company’s share-based payment plans are as follows:

	Number of Shares
	FEMSA UBD		KOF UBL
	2023	2022	2023	2022
Beginning balance	5,723,019	3,672,586	1,860,379	1,701,074
Shares acquired by the administrative trust to employees	4,844,120	4,256,433	1,139,180	1,266,283
Shares released from administrative trust to employees upon vesting	(3,283,941)	(2,206,000)	(1,095,319)	(1,106,978)
Ending balance	7,283,198	5,723,019	1,904,240	1,860,379